UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05912

MFS SPECIAL VALUE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
January 31, 2019
MFS®  Special Value Trust

Portfolio of Investments
1/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 55.6%
Aerospace – 0.7%
Bombardier, Inc., 7.5%, 3/15/2025 (n)	$40,000	$ 38,550
TransDigm, Inc., 6.5%, 7/15/2024	125,000	123,281
TransDigm, Inc., 6.25%, 3/15/2026 (z)	70,000	71,050
TransDigm, Inc., 6.375%, 6/15/2026	25,000	24,063
		$ 256,944
Automotive – 0.5%
Allison Transmission, Inc., 5%, 10/01/2024 (n)	$200,000	$ 196,750
Broadcasting – 1.9%
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029	$110,000	$ 111,650
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030	50,000	50,625
Match Group, Inc., 6.375%, 6/01/2024	105,000	109,725
Netflix, Inc., 5.875%, 2/15/2025	185,000	191,651
Netflix, Inc., 4.875%, 4/15/2028	25,000	23,781
Netflix, Inc., 5.875%, 11/15/2028 (n)	115,000	116,581
WMG Acquisition Corp., 5%, 8/01/2023 (n)	30,000	29,775
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)	95,000	93,100
WMG Acquisition Corp., 5.5%, 4/15/2026 (n)	15,000	14,813
		$ 741,701
Building – 2.4%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)	$125,000	$ 128,437
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)	75,000	75,161
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)	105,000	97,781
Core & Main LP, 6.125%, 8/15/2025 (z)	40,000	38,100
NCI Building Systems, Inc., 8%, 4/15/2026 (n)	40,000	37,850
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)	90,000	90,000
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	110,000	105,050
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	44,000	44,000
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	55,000	54,588
Standard Industries, Inc., 6%, 10/15/2025 (n)	105,000	105,525
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	105,000	105,756
Summit Materials LLC/Summit Materials Finance Co., 5.125%, 6/01/2025 (n)	25,000	23,469
		$ 905,717
Business Services – 2.1%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)	$40,000	$ 40,300
CDK Global, Inc., 4.875%, 6/01/2027	125,000	121,250
Equinix, Inc., 5.375%, 4/01/2023	35,000	35,394
Equinix, Inc., 5.75%, 1/01/2025	55,000	56,788
Equinix, Inc., 5.875%, 1/15/2026	60,000	61,968
Financial & Risk U.S. Holdings, Inc., 8.25%, 11/15/2026 (n)	95,000	89,063
First Data Corp., 5%, 1/15/2024 (n)	190,000	194,156
MSCI, Inc., 4.75%, 8/01/2026 (n)	90,000	89,662
Travelport Worldwide Ltd., 6%, 3/15/2026 (n)	60,000	62,062
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	60,000	60,408
		$ 811,051
Cable TV – 3.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	$185,000	$ 188,700
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)	25,000	25,133
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	175,000	177,625
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)	70,000	70,196
CSC Holdings LLC, 7.5%, 4/01/2028 (n)	200,000	205,500
DISH DBS Corp., 5.875%, 11/15/2024	45,000	37,294

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
Intelsat Connect Finance, 9.5%, 2/15/2023 (n)		$30,000	$ 28,050
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		150,000	136,500
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		85,000	84,894
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)		60,000	62,325
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		45,000	45,562
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		200,000	206,500
Videotron Ltd., 5.375%, 6/15/2024 (n)		25,000	26,110
Videotron Ltd., 5.125%, 4/15/2027 (n)		155,000	155,387
			$ 1,449,776
Chemicals – 1.9%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)		$150,000	$ 146,437
OCI N.V., 6.625%, 4/15/2023 (n)		200,000	205,500
PolyOne Corp., 5.25%, 3/15/2023		90,000	90,450
SPCM S.A., 4.875%, 9/15/2025 (n)		200,000	188,000
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 6.5%, 10/01/2026 (n)	EUR	100,000	110,271
			$ 740,658
Computer Software – 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)		$85,000	$ 86,387
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)		45,000	47,068
			$ 133,455
Computer Software - Systems – 0.8%
CDW LLC/CDW Finance Corp., 5%, 9/01/2025		$25,000	$ 24,813
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		95,000	95,475
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		70,000	71,225
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		135,000	136,687
			$ 328,200
Conglomerates – 2.1%
Amsted Industries Co., 5%, 3/15/2022 (n)		$135,000	$ 133,650
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)		100,000	101,000
CFX Escrow Corp., 6%, 2/15/2024 (z)		20,000	20,000
CFX Escrow Corp., 6.375%, 2/15/2026 (z)		10,000	10,000
EnerSys, 5%, 4/30/2023 (n)		155,000	153,838
Entegris, Inc., 4.625%, 2/10/2026 (n)		145,000	140,650
Gates Global LLC, 6%, 7/15/2022 (n)		48,000	48,254
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)		90,000	90,934
TriMas Corp., 4.875%, 10/15/2025 (n)		120,000	116,400
			$ 814,726
Construction – 0.7%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)		$125,000	$ 19,687
Mattamy Group Corp., 6.5%, 10/01/2025 (n)		150,000	139,125
Toll Brothers Finance Corp., 4.875%, 11/15/2025		30,000	29,175
Toll Brothers Finance Corp., 4.35%, 2/15/2028		95,000	86,450
			$ 274,437
Consumer Products – 0.4%
Coty, Inc., 6.5%, 4/15/2026 (n)		$70,000	$ 63,000
Energizer Holdings, Inc., 6.375%, 7/15/2026 (n)		95,000	92,387
Energizer Holdings, Inc., 7.75%, 1/15/2027 (z)		5,000	5,152
			$ 160,539
Consumer Services – 1.4%
Cimpress N.V., 7%, 6/15/2026 (n)		$150,000	$ 146,250
Frontdoor, Inc., 6.75%, 8/15/2026 (n)		80,000	79,400
Matthews International Corp., 5.25%, 12/01/2025 (n)		120,000	113,100

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
NVA Holdings, Inc., 6.875%, 4/01/2026 (n)		$85,000	$ 81,150
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)		105,000	102,637
			$ 522,537
Containers – 3.0%
ARD Finance S.A., 6.625%, 9/15/2023	EUR	100,000	$ 109,595
ARD Securities Finance, 8.75%, (8.75% cash or 8.75% PIK) 1/31/2023 (n)(p)		$208,750	173,784
Berry Global Group, Inc., 5.5%, 5/15/2022		80,000	80,523
Berry Global Group, Inc., 6%, 10/15/2022		30,000	30,675
BWAY Holding Co., Inc., 7.25%, 4/15/2025 (n)		40,000	36,900
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		55,000	52,250
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		40,000	39,200
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)		85,000	79,475
Multi-Color Corp., 6.125%, 12/01/2022 (n)		123,000	123,922
Reynolds Group, 5.75%, 10/15/2020		48,456	48,640
Reynolds Group, 5.125%, 7/15/2023 (n)		70,000	70,130
Reynolds Group, 7%, 7/15/2024 (n)		25,000	25,563
Sealed Air Corp., 4.875%, 12/01/2022 (n)		115,000	116,150
Silgan Holdings, Inc., 4.75%, 3/15/2025		85,000	81,600
W/S Packaging Group, Inc., 9%, 4/15/2023 (n)		70,000	70,350
			$ 1,138,757
Electrical Equipment – 0.4%
CommScope Technologies LLC, 5%, 3/15/2027 (n)		$185,000	$ 157,694
Electronics – 0.7%
Qorvo, Inc., 5.5%, 7/15/2026 (n)		$80,000	$ 79,400
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		40,000	41,500
Sensata Technologies B.V., 5%, 10/01/2025 (n)		130,000	130,650
			$ 251,550
Emerging Market Quasi-Sovereign – 0.6%
DAE Funding LLC, 5.75%, 11/15/2023 (n)		$70,000	$ 70,700
DAE Funding LLC, 5%, 8/01/2024 (n)		175,000	172,025
			$ 242,725
Emerging Market Sovereign – 0.7%
Republic of Ecuador, 10.5%, 3/24/2020 (n)		$200,000	$ 208,140
Republic of Venezuela, 7%, 3/31/2038 (a)(d)		203,000	61,915
			$ 270,055
Energy - Independent – 2.9%
Afren PLC, 11.5%, 2/01/2016 (a)(d)(z)		$195,167	$ 160
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024		110,000	75,933
Callon Petroleum Co., 6.375%, 7/01/2026		100,000	100,250
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		45,000	44,438
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)		150,000	144,000
Diamondback Energy, Inc., 5.375%, 5/31/2025		160,000	163,888
Gulfport Energy Corp., 6%, 10/15/2024		85,000	79,900
Indigo Natural Resources LLC, 6.875%, 2/15/2026 (n)		75,000	65,625
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)		100,000	99,000
Oasis Petroleum, Inc., 6.25%, 5/01/2026 (n)		80,000	75,900
Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/2025 (n)		25,000	24,750
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)		145,000	143,731
Sanchez Energy Corp., 6.125%, 1/15/2023		65,000	11,375
SM Energy Co., 6.75%, 9/15/2026		105,000	103,441
			$ 1,132,391

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Entertainment – 0.9%
AMC Entertainment Holdings, Inc., 5.75%, 6/15/2025	$45,000	$ 41,508
Constellation Merger Sub, Inc., 8.5%, 9/15/2025 (z)	25,000	24,031
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	105,000	106,050
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	165,000	163,350
		$ 334,939
Financial Institutions – 0.7%
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023	$60,000	$ 60,912
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	150,000	152,250
Wand Merger Corp., 8.125%, 7/15/2023 (n)	65,000	65,793
		$ 278,955
Food & Beverages – 1.9%
Aramark Services, Inc., 4.75%, 6/01/2026	$80,000	$ 78,600
Aramark Services, Inc., 5%, 2/01/2028 (n)	60,000	58,575
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	155,000	153,450
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	75,000	76,687
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	35,000	35,350
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	65,000	64,675
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	40,000	39,660
Pilgrim's Pride Corp., 5.875%, 9/30/2027 (n)	120,000	115,800
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	110,000	111,902
		$ 734,699
Gaming & Lodging – 2.5%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$85,000	$ 85,850
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	55,000	56,718
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	75,000	76,652
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	10,000	10,213
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026 (n)	90,000	90,675
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	105,000	103,425
Marriot Ownership Resorts, Inc., 5.625%, 4/15/2023 (z)	90,000	88,650
MGM Resorts International, 6.625%, 12/15/2021	45,000	47,529
MGM Resorts International, 6%, 3/15/2023	45,000	46,688
MGM Resorts International, 5.75%, 6/15/2025	90,000	90,450
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	105,000	105,131
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	50,000	50,188
Wyndham Hotels Group, LLC, 5.375%, 4/15/2026 (n)	95,000	95,000
		$ 947,169
Industrial – 0.6%
Cleaver Brooks, Inc., 7.875%, 3/01/2023 (n)	$115,000	$ 113,850
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	120,000	115,630
		$ 229,480
Insurance - Health – 0.5%
Centene Corp., 6.125%, 2/15/2024	$55,000	$ 57,613
Centene Corp., 5.375%, 6/01/2026 (n)	125,000	129,062
		$ 186,675
Insurance - Property & Casualty – 0.5%
AssuredPartners Inc., 7%, 8/15/2025 (n)	$120,000	$ 114,600
Hub International Ltd., 7%, 5/01/2026 (n)	80,000	77,600
		$ 192,200
Medical & Health Technology & Services – 2.8%
Acadia Healthcare Co., Inc., 5.625%, 2/15/2023	$85,000	$ 83,512
Avantor, Inc., 9%, 10/01/2025 (n)	80,000	82,400
DaVita, Inc., 5%, 5/01/2025	65,000	62,563

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Encompass Health Corp., 5.75%, 9/15/2025	$40,000	$ 40,400
HCA, Inc., 7.5%, 2/15/2022	135,000	147,825
HCA, Inc., 5%, 3/15/2024	85,000	88,442
HCA, Inc., 5.375%, 2/01/2025	120,000	123,863
HCA, Inc., 5.875%, 2/15/2026	35,000	36,925
HealthSouth Corp., 5.125%, 3/15/2023	105,000	105,625
Heartland Dental, LLC, 8.5%, 5/01/2026 (n)	75,000	70,125
Polaris, 8.5%, (8.5% cash or 8.5% PIK) 12/01/2022 (n)(p)	60,000	58,050
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	80,000	79,824
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	120,000	108,600
		$ 1,088,154
Medical Equipment – 0.4%
Teleflex, Inc., 5.25%, 6/15/2024	$80,000	$ 80,600
Teleflex, Inc., 4.875%, 6/01/2026	30,000	30,141
Teleflex, Inc., 4.625%, 11/15/2027	45,000	43,875
		$ 154,616
Metals & Mining – 3.6%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$90,000	$ 89,325
Cleveland-Cliffs, Inc., 5.75%, 3/01/2025	35,000	33,862
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	200,000	191,502
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	110,000	97,625
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	198,000	206,910
Kaiser Aluminum Corp., 5.875%, 5/15/2024	155,000	157,325
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)	130,000	129,506
Novelis Corp., 5.875%, 9/30/2026 (n)	185,000	178,525
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)	200,000	188,000
Steel Dynamics, Inc., 4.125%, 9/15/2025	45,000	42,750
TMS International Corp., 7.25%, 8/15/2025 (n)	85,000	79,900
		$ 1,395,230
Midstream – 3.1%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$45,000	$ 45,450
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.625%, 7/15/2026 (n)	90,000	88,537
Cheniere Energy, Inc., 5.875%, 3/31/2025	110,000	115,881
DCP Midstream Operating LP, 4.95%, 4/01/2022	43,000	43,430
DCP Midstream Operating LP, 3.875%, 3/15/2023	85,000	82,663
DCP Midstream Operating LP, 5.375%, 7/15/2025 (n)	55,000	56,100
DCP Midstream Operating LP, 5.6%, 4/01/2044	45,000	40,838
Energy Transfer Equity LP, 5.875%, 1/15/2024	115,000	122,187
EnLink Midstream Partners LP, 4.4%, 4/01/2024	135,000	129,600
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	185,000	180,310
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	75,000	75,094
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (n)	40,000	39,300
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	200,000	193,000
		$ 1,212,390
Network & Telecom – 0.3%
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 5/15/2025	$35,000	$ 34,169
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	105,000	101,450
		$ 135,619
Oil Services – 0.7%
Apergy Corp., 6.375%, 5/01/2026	$120,000	$ 118,050
Diamond Offshore Drill Co., 5.7%, 10/15/2039	140,000	95,900
Nabors Industries, Inc., 5.75%, 2/01/2025	55,000	47,850
		$ 261,800

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Oils – 0.5%
Parkland Fuel Corp., 6%, 4/01/2026 (n)	$180,000	$ 171,900
PBF Holding Co. LLC/PBF Finance Corp., 7%, 11/15/2023	15,000	15,033
		$ 186,933
Pharmaceuticals – 0.8%
Endo Finance LLC/Endo Finco, Inc., 5.375%, 1/15/2023 (n)	$35,000	$ 28,569
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	85,000	77,137
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)	90,000	87,300
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025 (n)	140,000	132,300
		$ 325,306
Precious Metals & Minerals – 0.3%
Teck Resources Ltd., 6%, 8/15/2040	$15,000	$ 15,038
Teck Resources Ltd., 6.25%, 7/15/2041	80,000	83,400
		$ 98,438
Printing & Publishing – 0.3%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$101,000	$ 100,849
Real Estate - Healthcare – 0.5%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$65,000	$ 65,325
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	120,000	116,820
		$ 182,145
Real Estate - Other – 0.5%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024	$120,000	$ 120,900
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027	60,000	60,150
		$ 181,050
Restaurants – 0.4%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$50,000	$ 50,000
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	115,000	116,437
		$ 166,437
Retailers – 0.5%
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/2021 (n)	$60,000	$ 59,850
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)	85,000	81,387
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	50,000	48,725
		$ 189,962
Specialty Chemicals – 0.5%
Univar USA, Inc., 6.75%, 7/15/2023 (n)	$180,000	$ 184,950
Specialty Stores – 0.2%
Penske Automotive Group Co., 5.375%, 12/01/2024	$15,000	$ 14,813
Penske Automotive Group Co., 5.5%, 5/15/2026	55,000	53,762
		$ 68,575
Supermarkets – 0.1%
Albertsons Cos. LLC/Safeway Co., 6.625%, 6/15/2024	$45,000	$ 44,438
Telecommunications - Wireless – 3.2%
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	$200,000	$ 170,000
SBA Communications Corp., 4%, 10/01/2022	120,000	118,500
SBA Communications Corp., 4.875%, 9/01/2024	50,000	50,062
SFR Group S.A., 7.375%, 5/01/2026 (n)	200,000	192,748
Sprint Corp., 7.875%, 9/15/2023	140,000	148,750
Sprint Corp., 7.125%, 6/15/2024	125,000	127,891
Sprint Nextel Corp., 6%, 11/15/2022	145,000	146,631

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
T-Mobile USA, Inc., 6.5%, 1/15/2024	$75,000	$ 77,625
T-Mobile USA, Inc., 5.125%, 4/15/2025	60,000	60,600
T-Mobile USA, Inc., 6.5%, 1/15/2026	70,000	74,025
T-Mobile USA, Inc., 5.375%, 4/15/2027	50,000	50,375
		$ 1,217,207
Telephone Services – 0.4%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$50,000	$ 49,750
Level 3 Financing, Inc., 5.375%, 5/01/2025	100,000	98,750
		$ 148,500
Transportation - Services – 0.1%
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022	$50,000	$ 46,750
Utilities - Electric Power – 1.5%
Clearway Energy Operating LLC, 5.75%, 10/15/2025 (n)	$130,000	$ 120,088
Covanta Holding Corp., 5.875%, 3/01/2024	135,000	134,662
Covanta Holding Corp., 5.875%, 7/01/2025	50,000	49,000
Covanta Holding Corp., 6%, 1/01/2027	150,000	143,625
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	120,000	114,336
		$ 561,711
Total Bonds		$ 21,384,840
Common Stocks – 39.1%
Brokerage & Asset Managers – 3.0%
BlackRock, Inc.	1,006	$ 417,571
NASDAQ, Inc.	8,432	742,353
		$ 1,159,924
Business Services – 4.3%
Accenture PLC, “A”	4,026	$ 618,192
Equifax, Inc.	4,160	445,203
Fiserv, Inc. (a)	7,266	602,570
		$ 1,665,965
Cable TV – 1.9%
Comcast Corp., “A”	19,950	$ 729,571
Chemicals – 1.6%
PPG Industries, Inc.	5,685	$ 599,426
Construction – 2.0%
Sherwin-Williams Co.	1,801	$ 759,157
Electronics – 1.8%
Texas Instruments, Inc.	7,014	$ 706,169
Food & Beverages – 1.3%
Nestle S.A., ADR	5,542	$ 483,484
Insurance – 2.9%
Aon PLC	3,873	$ 605,079
Travelers Cos., Inc.	4,125	517,852
		$ 1,122,931
Machinery & Tools – 1.2%
Illinois Tool Works, Inc.	3,469	$ 476,328

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 2.1%
JPMorgan Chase & Co.	7,614	$ 788,049
Medical Equipment – 4.5%
Danaher Corp.	5,178	$ 574,344
Medtronic PLC	6,720	593,981
Thermo Fisher Scientific, Inc.	2,209	542,685
		$ 1,711,010
Oil Services – 0.7%
LTRI Holdings LP (a)(u)	60	$ 53,365
Schlumberger Ltd.	5,159	228,080
		$ 281,445
Other Banks & Diversified Financials – 4.1%
Citigroup, Inc.	14,160	$ 912,754
U.S. Bancorp	13,175	674,033
		$ 1,586,787
Pharmaceuticals – 1.7%
Johnson & Johnson	4,833	$ 643,176
Printing & Publishing – 1.5%
Moody's Corp.	3,571	$ 566,039
Tobacco – 0.9%
Philip Morris International, Inc.	4,737	$ 363,423
Utilities - Electric Power – 3.6%
Duke Energy Corp.	7,783	$ 683,192
Southern Co.	14,708	714,809
		$ 1,398,001
Total Common Stocks		$ 15,040,885
Floating Rate Loans (r) – 0.2%
Conglomerates – 0.0%
Gates Global LLC, Term Loan B2, 5.248%, 3/31/2024	$22,942	$ 22,419
Medical & Health Technology & Services – 0.2%
DaVita Healthcare Partners, Inc., Term Loan B, 5.248%, 6/24/2021	$74,252	$ 74,067
Total Floating Rate Loans		$ 96,486
Convertible Bonds – 0.1%
Cable TV – 0.1%
DISH Network Corp., 3.375%, 8/15/2026	$35,000	$ 29,733
	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant) (a)	$27.17	8/24/18	40	$ 40
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant) (a)	31.25	8/24/18	40	20
Total Warrants				$ 60

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 4.6%
Money Market Funds – 4.6%
MFS Institutional Money Market Portfolio, 2.47% (v)	1,750,039	$ 1,749,864

Other Assets, Less Liabilities – 0.4%		138,594
Net Assets – 100.0%		$ 38,440,462
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,749,864 and $36,552,004, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $13,093,141, representing 34.1% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 11.5%, 2/01/2016	2/11/11	$193,132	$160
CFX Escrow Corp., 6%, 2/15/2024	1/31/19	20,000	20,000
CFX Escrow Corp., 6.375%, 2/15/2026	1/31/19	10,000	10,000
Constellation Merger Sub, Inc., 8.5%, 9/15/2025	1/29/19-1/30/19	24,004	24,031
Core & Main LP, 6.125%, 8/15/2025	1/4/19-1/25/19	37,481	38,100
Energizer Holdings, Inc., 7.75%, 1/15/2027	1/17/19	5,000	5,152
Marriot Ownership Resorts, Inc., 5.625%, 4/15/2023	8/30/18	90,508	88,650
TransDigm, Inc., 6.25%, 3/15/2026	1/30/19	70,000	71,050
Total Restricted Securities			$257,143
% of Net assets			0.7%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 1/31/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	233,368	EUR	201,707	Goldman Sachs International	4/12/2019	$1,150
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$14,504,036	$60	$53,365	$14,557,461
Switzerland	483,484	—	—	483,484
Non-U.S. Sovereign Debt	—	512,780	—	512,780
U.S. Corporate Bonds	—	17,311,298	—	17,311,298
Foreign Bonds	—	3,590,495	—	3,590,495
Floating Rate Loans	—	96,486	—	96,486
Mutual Funds	1,749,864	—	—	1,749,864
Total	$16,737,384	$21,511,119	$53,365	$38,301,868
Other Financial Instruments
Forward Foreign Currency Exchange Contracts - Assets	$—	$1,150	$—	$1,150
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table

Supplemental Information (unaudited) – continued
presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 10/31/18	$53,365
Change in unrealized appreciation or depreciation	0
Balance as of 1/31/19	$53,365
The net change in unrealized appreciation or depreciation from investments held as level 3 at January 31, 2019 is $0. At January 31, 2019, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,805,596	2,270,387	(2,325,944)	1,750,039
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(15)	$—	$—	$13,931	$1,749,864

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SPECIAL VALUE TRUST

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: March 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: March 19, 2019

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 19, 2019

*	Print name and title of each signing officer under his or her signature.